Cover Page	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2021
Entity Registrant Name	Western Asset Mortgage Capital Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35543
Entity Tax Identification Number	27-0298092
Entity Address, Address Line One	47 W 200 S,
Entity Address, Postal Zip Code	84101
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
City Area Code	626
Local Phone Number	844-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WMC
Security Exchange Name	NYSE
Entity Central Index Key	0001465885
Amendment Flag	false